Short Term Investments - Schedule of Short-Term Investment Included Convertible Bonds (Parenthetical) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Apr. 20, 2017 CNY (¥)	Jul. 25, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017	Jun. 30, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule Of Investments [Line Items]
Invested to acquire convertible bond						¥ 6,506	$ 1,000	¥ 8,937
Unrealized gain on available-for-sale investments						9,484	1,458	303
Realized gain from investment						2,373	$ 365
Abee Semi, Inc. (“Abee”) | Convertible Bond
Schedule Of Investments [Line Items]
Invested to acquire convertible bond					¥ 6,937
Interest rate					7.00%
Maturity term					1 year
Extended maturity term				1 year
Unrealized gain on available-for-sale investments						¥ 10		¥ 261
Beijing Zulin Technology Co., Ltd | Convertible Bond
Schedule Of Investments [Line Items]
Interest rate		4.35%
Maturity term		1 year
Invested to acquire convertible bond		¥ 2,000
Proceeds from Investments	¥ 2,062
Realized gain from investment	¥ 62
Zepp International Limited | Convertible Bond
Schedule Of Investments [Line Items]
Invested to acquire convertible bond			¥ 6,506
Interest rate			10.00%
Maturity term			9 months